Summary of Debt Outstanding (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Mar. 31, 2017
Debt [Line Items]
Amount outstanding including debt premium and discounts, net	$ 448,160
Amount outstanding	438,827
Debt premiums and discounts, net	9,333
Less: Current portion of long-term debt	5,103
Total long-term debt	443,057
8.00% New Secured Notes Due August 2022
Debt [Line Items]
New secured notes	350,000
Norwegian Kroner Denominated Notes Due May 2024 | Troms Offshore Supply AS
Debt [Line Items]
Amount outstanding	14,054
Premium	115
Norwegian Kroner Denominated Notes Due January 2026 | Troms Offshore Supply AS
Debt [Line Items]
Amount outstanding	25,965
Discount	(1,586)
United States Dollar Denominated Notes Due January 2027 | Troms Offshore Supply AS
Debt [Line Items]
Amount outstanding	23,345
Discount	(1,678)
United States Dollar Denominated Notes Due April 2027 | Troms Offshore Supply AS
Debt [Line Items]
Amount outstanding	25,463
Discount	(1,847)
New Secured Notes [Member]
Debt [Line Items]
Premium	$ 14,329
Predecessor
Debt [Line Items]
Amount outstanding including debt premium and discounts, net		$ 2,040,525
Less: Deferred debt issue costs		6,401
Less: Current portion of long-term debt		2,034,124
Predecessor | Norwegian Kroner Denominated Notes Due May 2024 | Troms Offshore Supply AS
Debt [Line Items]
Amount outstanding		14,864
Predecessor | Norwegian Kroner Denominated Notes Due January 2026 | Troms Offshore Supply AS
Debt [Line Items]
Amount outstanding		26,167
Predecessor | United States Dollar Denominated Notes Due January 2027 | Troms Offshore Supply AS
Debt [Line Items]
Amount outstanding		24,573
Predecessor | United States Dollar Denominated Notes Due April 2027 | Troms Offshore Supply AS
Debt [Line Items]
Amount outstanding		27,421
Predecessor | Bank Term Loan Due July Two Thousand Nineteen [Member]
Debt [Line Items]
Amount outstanding		300,000
Predecessor | Three Point Nine Zero Percent September Two Thousand Ten Senior Notes Due December Two Thousand Seventeen [Member]
Debt [Line Items]
Amount outstanding		44,500
Predecessor | Three Point Nine Five Percent September Two Thousand Ten Senior Notes Due December Two Thousand Seventeen [Member]
Debt [Line Items]
Amount outstanding		25,000
Predecessor | Four Point One Two Percent September Two Thousand Ten Senior Notes Due December Two Thousand Eighteen [Member]
Debt [Line Items]
Amount outstanding		25,000
Predecessor | Four Point One Seven Percent September Two Thousand Ten Senior Notes Due December Two Thousand Eighteen [Member]
Debt [Line Items]
Amount outstanding		25,000
Predecessor | Four Point Three Three Percent September Two Thousand Ten Senior Notes Due December Two Thousand Nineteen [Member]
Debt [Line Items]
Amount outstanding		50,000
Predecessor | Four Point Five One Percent September Two Thousand Ten Senior Notes Due December Two Thousand Twenty [Member]
Debt [Line Items]
Amount outstanding		100,000
Predecessor | Four Point Five Six Percent September Two Thousand Ten Senior Notes Due December Two Thousand Twenty [Member]
Debt [Line Items]
Amount outstanding		65,000
Predecessor | Four Point Six One Percent September Two Thousand Ten Senior Notes Due December Two Thousand Twenty Two [Member]
Debt [Line Items]
Amount outstanding		48,000
Predecessor | Four Point Zero Six Percent August Two Thousand Eleven Senior Notes Due March Two Thousand Nineteen [Member]
Debt [Line Items]
Amount outstanding		50,000
Predecessor | Four Point Five Four Percent August Two Thousand Eleven Senior Notes Due June Two Thousand Twenty One [Member]
Debt [Line Items]
Amount outstanding		65,000
Predecessor | Four Point Six Four Percent August Two Thousand Eleven Senior Notes Due June Two Thousand Twenty One [Member]
Debt [Line Items]
Amount outstanding		50,000
Predecessor | Four Point Two Six Percent September Two Thousand Thirteen Senior Notes Due November Two Thousand Twenty [Member]
Debt [Line Items]
Amount outstanding		123,000
Predecessor | Five Point Zero One Percent September Two Thousand Thirteen Senior Notes Due November Two Thousand Twenty Three [Member]
Debt [Line Items]
Amount outstanding		250,000
Predecessor | Five Point One Six Percent September Two Thousand Thirteen Senior Notes Due November Two Thousand Twenty Five [Member]
Debt [Line Items]
Amount outstanding		127,000
Predecessor | Revolving Credit Facility | Revolving Line Of Credit Due July 2019
Debt [Line Items]
Outstanding borrowing		$ 600,000